Computation of net income (loss) per common share ("EPS"), basic and diluted (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net Income	$ 599,327		$ 245,275		$ 151,325
Preferred stock dividends	(3,723)		(3,723)		(3,723)
Net income (loss) applicable to common stock	$ 595,604		$ 241,552		$ 147,602
Weighted Average Number Of Shares Outstanding Basic	102,693,685		102,429,755		102,179,393
Weighted Average Number Diluted Shares Outstanding Adjustment	367,790		223,855		110,103
Average common shares outstanding - assuming dilution	103,061,475		102,653,610		102,289,496
Earnings Per Share Basic	$ 5.80		$ 2.36		$ 1.44
Earnings Per Share Diluted	$ 5.78	[1]	$ 2.35	[1]	$ 1.44	[1]

[1]	Net income per common share has been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.